Credit Facilities - Schedule of Maturities of Long-Term Debt (Details) - MSGE SPINCO, INC [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Schedule Of Maturities Of Long Term Debt [Line Items]
Fiscal year ending June 30, 2023	$ 8,762
Fiscal year ending June 30, 2024	16,250
Fiscal year ending June 30, 2025	16,250
Fiscal year ending June 30, 2026	32,500
Fiscal year ending June 30, 2027	605,975
Thereafter	0
Total	679,737
National Properties Facilities
Schedule Of Maturities Of Long Term Debt [Line Items]
Fiscal year ending June 30, 2023	8,125
Fiscal year ending June 30, 2024	16,250
Fiscal year ending June 30, 2025	16,250
Fiscal year ending June 30, 2026	32,500
Fiscal year ending June 30, 2027	605,975
Thereafter	0
Total	679,100
Other debt
Schedule Of Maturities Of Long Term Debt [Line Items]
Fiscal year ending June 30, 2023	637
Fiscal year ending June 30, 2024	0
Fiscal year ending June 30, 2025	0
Fiscal year ending June 30, 2026	0
Fiscal year ending June 30, 2027	0
Thereafter	0
Total	$ 637